Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of summary of significant accounting policies [line items]
Impairment loss	$ 0	$ 0	$ 0
Useful lives of property and equipment	The Company concluded that airframe and engines are now expected to remain in operation for 27 years from the purchase date. As consequence the expected useful life of the fleet decreased by 3 years.
Applicable tax rate	25.00%	25.00%	25.00%
Panama [member]
Disclosure of summary of significant accounting policies [line items]
Applicable tax rate	25.00%
Dividends Tax Rate, Panamanian source income	10.00%
Dividends Tax Rate, foreign source income	5.00%
Bottom of range [member] | Computer software licenses [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	3 years
Bottom of range [member] | Software development [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	5 years
Bottom of range [member] | Computer software development [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	3 years
Top of range [member] | Computer software licenses [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	8 years
Top of range [member] | Software development [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	15 years
Top of range [member] | Computer software development [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	5 years